Income Taxes - Schedule of deferred income tax expense (recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Income taxes paid (refund) [abstract]
Origination and reversal of temporary differences	$ (14,659)	$ (98,141)
Difference between statutory tax rate and deferred tax rate	(249)	2,555
Change in temporary difference for which no deferred tax assets are recorded	14,489	89,563
Deferred income tax recovery	$ (419)	$ (6,023)